Investments in Joint Ventures and Associates - Summary of Financial Information of Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020 [1]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	€ (1,404)	€ 2,029	[1]	€ (135)
Other comprehensive income	(9,545)	200	[1]	457
Total comprehensive income	(10,950)	2,229	[1]	€ 321
Santander Spain Life [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	55	48
Other comprehensive income	(37)	(2)
Total comprehensive income	18	47
Santander Spain Life [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	28	25
Other comprehensive income	(19)	(1)
Total comprehensive income	9	24
AIFMC [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	238	277
Other comprehensive income	0	0
Total comprehensive income	238	277
AIFMC [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	116	136
Other comprehensive income	0
Total comprehensive income	116	136
Other Joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	205	208
Other comprehensive income	(86)	53
Total comprehensive income	118	260
Other Joint ventures [member] | Aegon legal stake in the joint ventures [member]
Disclosure of joint ventures [Line Items]
Post-tax profit or loss	104	104
Other comprehensive income	(44)	26
Total comprehensive income	€ 61	€ 131

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.